SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Exercise price		$ 11.50
Number outstanding	25,221,406	25,975,001
JTAIW Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date	Nov. 08, 2028	Nov. 08, 2028
Exercise price	$ 11.50	$ 11.50
Number outstanding	15,608,554	16,362,149
JTAIZ Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date	Nov. 08, 2033	Nov. 08, 2033
Exercise price	$ 15.00	$ 15.00
Number outstanding	7,433,405	7,433,405
GEM Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date	Nov. 08, 2026	Nov. 08, 2026
Exercise price	$ 5.81	$ 8.40
Number outstanding	2,179,447	2,179,447